Document and Entity Information	Jun. 03, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 03, 2026
Entity Registrant Name	WORTHINGTON STEEL, INC.
Entity Incorporation State Country Code	OH
Entity File Number	001-41830
Entity Tax Identification Number	92-2632000
Entity Address Address Line 1	100 W. Old Wilson Bridge Road
Entity Address City Or Town	Columbus
Entity Address State Or Province	OH
Entity Address Postal Zip Code	43085
City Area Code	614
Local Phone Number	840-3462
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, without par value
Trading Symbol	WS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Worthington Steel, Inc. (the “Company”) on June 3, 2026 (the “Original 8-K”), which reported, among other things, the completion of the acquisition of Klöckner & Co SE (the “Acquisition”) under Item 2.01. This Amendment is being filed solely to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K that were not included in the Original 8-K at the time of its initial filing, as permitted by Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K.Except as set forth herein, no other modifications are being made to the Original 8-K, and this Amendment does not modify or update the disclosures in the Original 8-K. The disclosures in the Original 8-K otherwise remain unchanged.
Entity Central Index Key	0001968487